Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions	The following summarizes the Company's interest rate swap agreement as at December 31, 2022:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset $	Remaining Term (years)	Fixed Swap Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	3,709	2.0	0.76
(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of December 31, 2022, is 2.40%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Current portion of derivative liabilities $
As at December 31, 2022
Interest rate swap agreement	2,087	1,622	—
	2,087	1,622	—

As at December 31, 2021
Interest rate swap agreement	—	668	(118)
Forward freight agreements	—	—	(4)
	—	668	(122)

Realized and unrealized gains (losses) on derivative instruments not designated as hedging instruments
Realized and unrealized gains (losses) relating to the interest rate swap and FFAs are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of income (loss) as follows:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Realized gains (losses) relating to:
Interest rate swap agreements	532	(296)	481
Forward freight agreements	1,484	(572)	(1,242)
	2,016	(868)	(761)

Unrealized gains (losses) relating to:
Interest rate swap agreements	3,159	1,436	(1,545)
Forward freight agreements	4	(4)	86
	3,163	1,432	(1,459)
Total realized and unrealized gain (loss) on derivative instruments	5,179	564	(2,220)